Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 869,471,538.50
Previously Paid Amount	0.00
Total Fee Amount	120,074.02
Total Offset Amount	0.00
Net Fee	$ 120,074.02